Derivatives - Gains and Losses on Derivative Instruments Included in Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Non-cash gain (loss) on open non-hedge derivative instruments	$ (7,468)	$ (3,342)	$ 3,893	$ 1,535	$ (10,810)	$ 5,428	$ 5,346	$ 8,057	$ (12,972)
Loss on settlement of non-hedge derivative instruments	(3,620)	(1,056)	(856)	(1,543)	(4,676)	(2,399)	(7,218)	(5,440)	(37)
Gain (loss) on derivative instruments	$ (11,088)	$ (4,398)	$ 3,037	$ (8)	$ (15,486)	$ 3,029	$ (1,872)	$ 2,617	$ (13,009)